Note 17 - Trade and Other Receivables (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Trade and other receivables [Text Block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Current receivables
Trade receivables	6,193	5,899	5,333	5,248
Contract assets	3,929	1,800	120	13,183
Prepayments	2,919	628	391	563
Other receivables	1,951	2,072	2,059	722
Related party receivable	-	-	-	128
Total	14,992	10,399	7,903	19,844

Non-current receivables
Loan due from associate	-	-	-	549
Other receivables	-	-	-	618
Total	-	-	-	1,167

Analysis of trade receivable [Text Block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Trade and other receivables	6,195	5,929	5,335	5,250
Less: credit note provision	(2)	(30)	(2)	(2)
Total	6,193	5,899	5,333	5,248

Credit risk for trade receivables by geographic region [Text Block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
USA	108	78	129	-
United Kingdom	-	-	12	1,600
Australia	6,085	5,821	5,192	3,648
Total	6,193	5,899	5,333	5,248

Aging of trade receivables [Text Block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
0-90 days	6,093	5,765	5,326	5,092
Greater than 90 days	100	134	7	156
Total	6,193	5,899	5,333	5,248